Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt

Long-term debt at December 31 was:

	Millions of Dollars
	2011	2010
9.375% Notes due 2011	$—	328
9.125% Debentures due 2021	150	150
8.20% Debentures due 2025	150	150
8.125% Notes due 2030	600	600
7.9% Debentures due 2047	100	100
7.8% Debentures due 2027	300	300
7.68% Notes due 2012	7	15
7.65% Debentures due 2023	88	88
7.625% Debentures due 2013	100	100
7.40% Notes due 2031	500	500
7.375% Debentures due 2029	92	92
7.25% Notes due 2031	500	500
7.20% Notes due 2031	575	575
7% Debentures due 2029	200	200
6.95% Notes due 2029	1,549	1,549
6.875% Debentures due 2026	67	67
6.65% Debentures due 2018	297	297
6.50% Notes due 2011	—	500
6.50% Notes due 2039	2,250	2,250
6.50% Notes due 2039	500	500
6.00% Notes due 2020	1,000	1,000
5.951% Notes due 2037	645	645
5.95% Notes due 2036	500	500
5.90% Notes due 2032	505	505
5.90% Notes due 2038	600	600
5.75% Notes due 2019	2,250	2,250
5.625% Notes due 2016	1,250	1,250
5.50% Notes due 2013	750	750
5.20% Notes due 2018	500	500
4.75% Notes due 2012	897	897
4.75% Notes due 2014	1,500	1,500
4.60% Notes due 2015	1,500	1,500
4.40% Notes due 2013	400	400
Commercial paper at 0.34% – 0.341% at year-end 2011 and 0.14% – 0.34% at year-end 2010	1,128	1,182
Industrial Development Bonds due 2012 through 2038 at 0.08% – 5.75% at year-end 2011 and 0.33% – 5.75% at year-end 2010	252	252
Guarantee of savings plan bank loan payable due 2015 at 2.29% at year-end 2011 and 2.06% at year-end 2010	15	64
Note payable to Merey Sweeny, L.P. due 2020 at 7% (related party)	133	144
Marine Terminal Revenue Refunding Bonds due 2031 at 0.08% – 0.15% at year-end 2011 and 0.33% – 0.48% at year-end 2010	265	265
Other	28	31

Debt at face value	22,143	23,096
Capitalized leases	31	39
Net unamortized premiums and discounts	449	457

Total debt	22,623	23,592
Short-term debt	(1,013)	(936)

Long-term debt	$21,610	22,656